CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Revenues
Refining and distribution revenues	$ 2,681,208	$ 729,213
Retail revenues	231,673	48,913
Commodity marketing and logistics revenues	189,160	100,149
Natural gas and oil revenues	5,984	7,739
Total operating revenues	3,108,025	886,014
Operating expenses
Cost of revenues	2,937,472	857,066
Operating expense, excluding depreciation, depletion and amortization expense	140,900	27,251
Lease operating expense	5,673	5,676
Depreciation, depletion and amortization	14,897	5,982
Loss (gain) on sale of assets, net	624	(50)
Trust litigation and settlements	0	6,206
General and administrative expense	34,304	21,494
Acquisition and integration expense	11,687	9,794
Total operating expenses	3,145,557	933,419
Operating loss	(37,532)	(47,405)
Other income (expense)
Interest expense and financing costs, net	(19,783)	(19,426)
Other income (expense), net	(312)	758
Change in value of common stock warrants	4,433	(10,159)
Change in value of contingent consideration	2,849	0
Equity earnings (losses) from Piceance Energy, LLC	2,849	(2,941)
Total other income (expense), net	(9,964)	(31,768)
Loss before income taxes	(47,496)	(79,173)
Income tax benefit (expense)	455	0
Net loss	$ (47,041)	$ (79,173)
Basic and diluted loss per common share (in usd per share)	$ (1.44)	$ (4.01)
Weighted average number of shares outstanding:
Basic (in shares)	32,739	19,740
Diluted (in shares)	32,739	19,740